Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Store State Entity	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Significant Accounting Policies [Line Items]
Number of joint ventures | Entity	3
Allowance for doubtful accounts	$ 6,503,000	$ 6,049,000
Capitalized vendor rebates	11,603,000	11,621,000
Goodwill and intangible assets impairment	0	0	$ 0
Accrued sales returns included in accrued expenses and other current liabilities	11,275,000
Cumulative-effect adjustment to retained earnings	301,000
Selling, general and administrative expense	$ 757,452,000	715,671,000	688,952,000
Assets, Total [Member]
Significant Accounting Policies [Line Items]
Percentage of Right Of Use Assets and Lease Liability	10.00%
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	$ 51,741,000	47,670,000	42,809,000
Advertising Expense [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	$ 16,520,000	$ 24,677,000	$ 22,242,000
Minimum | Buildings and Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Minimum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Minimum | Furniture and Fixtures
Significant Accounting Policies [Line Items]
Estimated useful lives in years	5 years
Maximum | Sales Revenue, Net [Member] | Product Concentration Risk
Significant Accounting Policies [Line Items]
Percentage of Service Revenue	1.00%
Maximum | Buildings and Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Maximum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Maximum | Furniture and Fixtures
Significant Accounting Policies [Line Items]
Estimated useful lives in years	7 years
Watsco, Inc.
Significant Accounting Policies [Line Items]
Number of locations from which entity operates | Store	571
Number of states in which entity operates | State	37